FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1. Name and address of issuer:
U.S. Global Accolade Funds
7900 Callaghan Road, San Antonio, Texas 78229

2. Name of each series or class of funds for which this form is filed. (If the form is being filed for all series and classes of securities of the issues, check the box but do not list series or classes): [X]

3. Investment Company Act File Number: 811-7662
Securities Act File Number: 33-61542

4(a). Last day of fiscal year for which this form is filed:
October 31, 2004

4(b). [ ] Check box if this form is being filed late.

4(c). [ ] Check this box if this is the last time the issuer will be filing this form.

5. Calculation of registration fee:
(i) Aggregate sale price of securities sold
during the fiscal year pursuant to section
24f-2: $303,043,275

(ii) Aggregate price of securities redeemed or
repurchased during the fiscal year: $136,698,466

(iii) Aggregate price of securities redeemed or
repurchased during any prior fiscal year
ending no earlier than October 11, 1995
that were not previously used to reduce
registration fees payable to the Commission: $0

(iv) Total available redemption credits.
[add Items 5(ii) and 5(iii)]: $136,698,466

(v) Net Sales - If Item 5(i) is greater than
Item 5(iv)[subtract Item 5(iv) from Item 5(i)]:
$166,344,809

(vi) Redemption credits available for use in
future years - If Item 5(i) is less than
5(iv) [subtract Item 5(iv) from Item 5(i)]:$0

(vii) Multiplier for determining registration fee (See
Instruction C.9): 0.0001177

(viii)Registration fee due [multiply Item 5(v) by Item 5(vii)]
(enter "0" if no fee is due): = $19,578.78

6. Prepaid Shares
If the response to Item 5(i) was determined by deducting
an amount of securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in
effect before October 11, 1997, then report the amount
of securities (number of shares or other units) deducted
here: N/A

If there is a number of shares or other units that were
registered pursuant to rule 24e-2 remaining unsold at the
end of the fiscal year for which this form is filed that
are available for use by the issuer in future fiscal years,
then state that number here: N/A

7. Interest due-- if this Form is being filed more than
90 days after the end of the issuer's fiscal year
(see Instruction D): = N/A

8. Total of the amount of registration fee due plus any
interest due [line 5(viii) plus line 7] = $0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:
[X] Wire Transfer
[ ] Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title) \s\ Susan McGee

President & General Counsel

Date: January 18, 2005